REVENUES	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
REVENUES	REVENUES
(a)Timing of recognition of revenues from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2025 and 2024.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Timing of revenue recognition
Goods and services provided at a point in time	$550	$714	$1,222	$1,428
Services transferred over a period of time	1,310	1,215	2,604	2,366
Total revenues from contracts with customers	$1,860	$1,929	$3,826	$3,794
(b)Revenues by geography
The following table summarizes the company’s total revenues by geography for the three and six months ended June 30, 2025 and June 30, 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Australia	$885	$1,118	$1,868	$2,037
United States	398	299	809	753
United Kingdom	299	250	611	463
Brazil	199	197	379	403
Canada	74	60	144	130
Other	5	5	15	8
Total revenues from contracts with customers	$1,860	$1,929	$3,826	$3,794